Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	$ 10,707	$ 11,960	$ 12,540	$ 12,512	$ 13,169
Provision for credit losses	2,687	1,744	2,528	3,770	2,442
Interest income on certain impaired loans	(147)	(166)	(186)	(205)	(198)
Loan charge-offs	(4,193)	(4,428)	(4,587)	(5,247)	(4,454)
Loan recoveries	1,431	1,684	1,659	1,727	1,562
Net loan charge-offs	(2,762)	(2,744)	(2,928)	(3,520)	(2,892)
Other	(29)	(87)	6	(17)	(9)
Allowance for credit losses, ending balance	10,456	10,707	11,960	12,540	12,512
Components:
Allowance for loan losses						$ 9,551	$ 9,775
Allowance for credit losses	$ 10,456	$ 10,707	$ 12,540	$ 12,512	$ 12,512	$ 10,456	$ 10,707	$ 11,960	$ 12,540	$ 12,512
Net loan charge-offs as a percentage of average total loans	0.29%	0.29%	0.31%	0.37%	0.33%
Allowance for loan losses as a percentage of total loans						0.99%	1.03%	1.15%	1.18%	1.26%
Allowance for credit losses as a percentage of total loans						1.09%	1.12%	1.25%	1.30%	1.37%
Allowance for loan losses [Member]
Components:
Allowance for loan losses						$ 9,551	$ 9,775	$ 11,004	$ 11,419	$ 11,545
Allowance for unfunded credit commitments [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	$ 932	$ 956	$ 1,121	$ 967
Allowance for credit losses, ending balance	905	932	956	1,121	$ 967
Components:
Allowance for credit losses	932	956	1,121	967	967	905	932	956	$ 1,121	$ 967
Total Commercial [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	6,417	6,632
Provision for credit losses	518	281
Interest income on certain impaired loans	(46)	(47)
Loan charge-offs	(911)	(839)	(872)	(1,488)	(811)
Loan recoveries	259	410	426	428	424
Net loan charge-offs	(652)	(429)
Other	8	(20)
Allowance for credit losses, ending balance	6,245	6,417	6,632
Components:
Allowance for credit losses	6,417	6,417	6,632			6,245	6,417	6,632
Commercial and industrial loans [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(802)	(727)	(789)	(1,419)	(734)
Loan recoveries	195	304	297	263	252
Commercial real estate mortgage [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(38)	(42)	(38)	(27)	(59)
Loan recoveries	32	70	82	116	127
Commercial real estate construction [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(1)	0	0	(1)	(4)
Loan recoveries	13	13	30	38	37
Lease financing [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(70)	(70)	(45)	(41)	(14)
Loan recoveries	19	23	17	11	8
Total Consumer [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	4,290	5,328
Provision for credit losses	2,169	1,463
Interest income on certain impaired loans	(101)	(119)
Loan charge-offs	(3,282)	(3,589)	(3,715)	(3,759)	(3,643)
Loan recoveries	1,172	1,274	1,233	1,299	1,138
Net loan charge-offs	(2,110)	(2,315)
Other	(37)	(67)
Allowance for credit losses, ending balance	4,211	4,290	5,328
Components:
Allowance for credit losses	4,211	5,328	5,328			$ 4,211	$ 4,290	$ 5,328
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(129)	(179)	(240)	(452)	(507)
Loan recoveries	179	267	288	373	245
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(118)	(179)	(279)	(495)	(635)
Loan recoveries	184	219	266	266	259
Credit card [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(1,714)	(1,599)	(1,481)	(1,259)	(1,116)
Loan recoveries	344	307	239	207	175
Automobile [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(647)	(947)	(1,002)	(845)	(742)
Loan recoveries	341	363	319	325	325
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(674)	(685)	(713)	(708)	(643)
Loan recoveries	$ 124	$ 118	$ 121	$ 128	$ 134